Additional Information About the Consolidated Statement of Comprehensive Income	12 Months Ended
Dec. 31, 2018
Comprehensive income [abstract]
Additional Information About the Consolidated Statement of Comprehensive Income

24.	Additional information about the consolidated statement of comprehensive income

The other income only includes conversion adjustments from the conversion of the foreign business entity into the Group’s currency.

Depreciation and amortization expense

Depreciation and amortization of EUR 754 thousand in the 2018 financial year, EUR 884 thousand in 2017 and EUR 831 thousand in 2016 is included in the following items in the statement of comprehensive income:

in EUR thousands	31.12.2018	31.12.2017	31.12.2016
Research and development costs	595	707	689
General administrative costs	109	142	127
Cost of sales	15	17	9
Sales and marketing	34	18	6
Depreciation and amortization expense	754	884	831

Personnel costs

in EUR thousands	31.12.2018	31.12.2017	31.12.2016
Wages and salaries	14,252	11,349	5,753
Social security charges	1,973	1,627	908
Costs for pension schemes	191	66	33
Total	16,416	13,042	6,694